RELATED PARTIES (Tables) - Athena Technology Solutions Holdings, LLC [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Schedule of Variable Interest Entities
The VIE did not have any outstanding obligations as of March 31, 2026 or December 31, 2025 (in thousands):

	March 31, 2026	December 31, 2025
Cash and cash equivalents	$202	$205
Aircraft held for sale, net (net of accumulated depreciation of $928 as of March 31, 2026 and December 31, 2025)	4,376	4,376

Total assets	$4,578	$4,581

The VIE did not have any outstanding obligations as of December 31, 2025 or 2024:

(In thousands)	December 31,
	2025	2024
Cash and cash equivalents	$205	$171
Aircraft held for sale, net (net of accumulated depreciation of $928 and $729)	4,376	4,574

Total assets	$4,581	$4,745

Schedule of ROU Assets and Lease Liabilities
The following table presents the ROU assets and lease liabilities recognized as of March 31, 2026 and December 31, 2025 related to these leases with related parties (in thousands):

	March 31, 2026	December 31, 2025
Operating lease ROU assets	$1,927	$2,188
Operating lease liabilities	1,037	1,070
Operating lease liabilities, net of current portion	996	1,228

The following table presents components of lease expense recognized during the years ended December 31, 2025 and 2024:

(In thousands)	Year Ended December 31,
	2025	2024
Operating lease cost	$3,810	$3,715
Short-term lease cost	316	170
Variable lease cost	196	277
Sub-lessor lease income	(38)	(154)

Total lease cost	$4,284	$4,008